Derivative financial instruments (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure of detailed information about hedges [abstract]
Disclosure of Fair Value Measurement of Derivative Assets and Liabilities
The fair values of the derivatives as of April 1, 2019, March 31, 2020 and 2021 are as follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Derivative assets
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current assets
- Other financial assets	74,971	105,724	37,852
Non-current assets
- Other financial assets	114,642	372,786	236,023

Total	189,613	478,510	273,876

Foreign exchange forward and option contracts
Current assets
- Other financial assets	10,720	25,316	8,488
Non-current assets
- Other financial assets	—	—	—

Total	10,720	25,316	8,488

Total derivative assets	200,333	503,826	282,364

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Derivative financial liabilities
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current liabilities
- Other financial liabilities	(28,911)	(76,568)	(89,681)
Non-current liabilities
- Other financial liabilities	(189,157)	(343,557)	(226,434)

Total	(218,068)	(420,125)	(316,115)

Foreign exchange forward and option contracts
Current liabilities
- Other financial liabilities	(13,847)	(17,245)	(109,865)
Non-current liabilities
- Other financial liabilities	—	—	—

Total	(13,847)	(17,245)	(109,865)

Total derivative liabilities	(231,915)	(437,369)	(425,980)

Disclosure of Derivatives Notional Amount
The amount of underlying notional of derivatives as of April 1, 2019, March 31, 2020 and 2021 are as
follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap	21,001,883	20,310,018	21,453,268
Foreign exchange forward and option contracts	4,005,578	3,916,824	4,884,400

Total	25,007,461	24,226,842	26,337,668

Disclosure of Impact of Cash Flow Hedges on the Statement of Income and Comprehensive Income

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Derivative financial liabilities
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap
Current liabilities
- Other financial liabilities	(28,911)	(76,568)	(89,681)
Non-current liabilities
- Other financial liabilities	(189,157)	(343,557)	(226,434)

Total	(218,068)	(420,125)	(316,115)

Foreign exchange forward and option contracts
Current liabilities
- Other financial liabilities	(13,847)	(17,245)	(109,865)
Non-current liabilities
- Other financial liabilities	—	—	—

Total	(13,847)	(17,245)	(109,865)

Total derivative liabilities	(231,915)	(437,369)	(425,980)

The amount of underlying notional of derivatives as of April 1, 2019, March 31, 2020 and 2021 are as
follows:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Derivative financial instruments not designated as hedging instruments:
Interest rate and currency swap	21,001,883	20,310,018	21,453,268
Foreign exchange forward and option contracts	4,005,578	3,916,824	4,884,400

Total	25,007,461	24,226,842	26,337,668